Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following (in thousands):

	As of
	June 30, 2023	December 31, 2022
Accounts payable	$4,938	$9,856
Accrued operating	6,758	6,264
Accrued administrative	6,040	7,504
Accounts payable and accrued expenses	$17,736	$23,624